COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
NOTE 6  — COMMITMENTS

The Company’s office rental, deployment sites and warehouse facilities expenses aggregated approximately $134,000 and $122,000 of which approximately $55,000 and $80,000 was capitalized during the six months ended June 30, 2013 and 2012, respectively. The leases will expire on different dates from 2014 through 2016. Total minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Twelve Months Ended June 30,
2014	$309,000
2015	307,000
2016	280,000
$896,000

10 — COMMITMENTS

The Company's office rental, deployment sites and warehouse facilities expenses aggregated approximately $287,000 and $303,000 of which approximately $106,000 and $161,000 was capitalized during the years ended December 31, 2012 and 2011, respectively. The leases will expire on different dates from 2013 through 2016. Total minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Year Ending December 31,
2013	$308,000
2014	303,000
2015	311,000
2016	121,000
$1,043,000